Note 11 - Share Capital	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
11.	SHARE CAPITAL

a)	Public Offerings

On February 7, 2023, the Company closed a $42,558 bought deal public offering and issued 2,905,000 common shares, at a price of $14.65 per common share.

On February 16, 2023, the Company closed a $17,133 (C$23,024) bought deal private placement and issued 969,450 common shares on a “flow-through” basis” (as defined in the Income Tax Act (Canada)) (the Flow-Through Shares”), at a price of $17.67 (C$23.75) per Flow-Through Share. The premium paid by investors on the flow-through shares was calculated as $3.08 per share. Accordingly, $2,986 was recorded as flow-through share premium liability (Note 12).

The aggregate gross proceeds from the combined bought deal public offering and bought deal private placement amounted to $59,691. The Company paid commissions to underwriters of $3,010 and legal and filing fees totalling $932 yielding net proceeds of $55,749.

b)	Stock options

The Company may enter into Incentive Stock Option Agreements in accordance with the Company’s Stock Option Plan (the “Plan”). On June 26, 2023, the Shareholders re-approved the Plan. The maximum number of common shares that may be issuable under the Plan is set at 5% of the number of issued and outstanding common shares on a non-diluted basis at any time, provided that the number of common shares issued or issuable under the combined Plan and Share Unit Plan (Note 11(f)) shall not exceed 5% of the issued and outstanding common shares of the Company on a non-diluted basis. Options granted under the Plan have a maximum term of 5 years.

The following table summarizes the Company’s stock options activity, excluding the Gatling replacement options (Note 6), for the year ended December 31, 2023.

	Stock options activity	Weighted average exercise price (C$/option)

Outstanding, January 1, 2022	988,727	16.77
Granted	230,089	18.86
Exercised for cash	(100,678)	13.79
Exercised cashless	(105,344)	16.52

Outstanding, December 31, 2022	1,012,794	17.56
Granted	236,928	16.42
Expired	(20,000)	19.41
Forfeited	(13,564)	18.35
Exercised for cash	(28,787)	14.34

Outstanding, December 31, 2023	1,187,371	17.37

During the year ended December 31, 2023, the Company recorded a share-based compensation expense of $1,124 ( December 31, 2022: $1,393) and capitalized $165 ( December 31, 2022: $52) to exploration and evaluation assets relating to stock options to employees and consultants. Furthermore, 236,928 stock options ( December 31, 2022: 230,089) were granted with 76,344 ( December 31, 2022: 52,182) vesting in 12 months, 76,355 ( December 31, 2022: 16,234) vesting in 24 months and another 76,361 ( December 31, 2022: 16,234) vesting in 36 months.

The following table summarizes the Company’s stock options, excluding the Gatling replacement options (Note 6), outstanding and exercisable as at December 31, 2023.

Exercise price	Number	Number	Weighted avg. remaining
(C$/option)	Outstanding	Exercisable	contractual life (years)
13.46	209,432	209,432	0.28
14.98	239,333	239,333	1.16
16.09	6,021	-	4.25
16.43	223,039	-	4.25
17.02	100,000	33,333	3.38
20.20	110,998	37,794	3.27
21.26	50,000	33,333	2.92
21.29	9,191	3,063	3.27
21.57	189,357	189,357	1.94
23.53	50,000	33,333	2.05
13.46 - 23.53	1,187,371	778,978	2.24

The Company determined the fair value of the options using the Black-Scholes option pricing model with the following weighted average assumptions:

	December 31,	December 31,
	2023	2022
Risk-free interest rate	3.53%	2.58%
Expected volatility	57%	61%
Expected dividend yield	nil	nil
Expected life (years)	3	3

In 2022, the Company issued 43,675 replacement stock options pursuant to the Gatling acquisition (Note 6) of which 27,719 replacement stock options expired unexercised. The following table summarizes the Gatling replacement options that are outstanding and exercisable as at December 31, 2023:

Exercise price	Number	Number	Weighted average remaining
(C$/option)	outstanding	exercisable	contractual life (years)
21.40	1,706	1,706	0.55
21.68 - 21.93	9,986	9,986	0.62
25.80	4,264	4,264	0.05
21.40 - 25.80	15,956	15,956	0.46

(c)	Restricted and performance share units

On June 26, 2023, the Shareholders re-approved a share unit plan (the “Share Unit Plan”) for the benefit of the Company’s officers, employees and consultants. The Share Unit Plan provides for the issuance of common shares from treasury, in the form of RSUs and PSUs. The maximum number of common shares that may be issuable under the Share Unit Plan is set at 1.5% of the number of issued and outstanding common shares on a non-diluted basis, provided that the number of common shares issued or issuable under the combined Share Unit Plan and Stock Option Plan (Note 11(b)) shall not exceed 5% of the issued and outstanding common shares on a non-diluted basis. RSUs and PSUs granted under the Share Unit Plan have a term of 5 years unless otherwise specified by the Board, and each unit entitles the participant to receive one common share of the Company subject to vesting criteria, and in the case of PSUs, performance criteria which may also impact the number of PSUs to vest between 0-200%. PSUs for which the performance targets are not achieved during the performance period are automatically forfeited and cancelled.

The following table summarizes the Company’s RSUs activity for the year ended December 31, 2023.

	RSU activity	Weighted average fair value (C$/RSU)

Outstanding, January 1, 2022	24,109	18.44
Granted	84,644	18.71
Exercised	(7,694)	13.79

Outstanding, December 31, 2022	101,059	18.47
Granted	56,425	16.42
Forfeited	(4,244)	17.07
Exercised	(54,985)	17.19

Outstanding, December 31, 2023	98,255	17.82

During the year ended December 31, 2023, the Company recorded share-based compensation expense of $671 ( December 31, 2022: $731) and capitalized $91 ( December 31, 2022: $0) to exploration and evaluation assets relating to RSUs to employees and consultants. Furthermore, 56,425 RSUs ( December 31, 2022: 84,644) were granted with 17,725 ( December 31, 2022: 52,182) vesting in 12 months, 17,734 ( December 31, 2022: 16,234) vesting in 24 months and another 17,739 ( December 31, 2022: 16,234) vesting in 36 months.

The following table summarizes the Company’s PSUs activity for the year ended December 31, 2023.

	PSU activity	Weighted average fair value (C$/PSU)

Outstanding, January 1, 2022	240,765	14.61
Granted	87,375	20.30
Forfeited	(6,567)	16.65
Exercised	(90,318)	11.53

Outstanding, December 31, 2022	231,255	17.91
Granted	156,861	16.42
Forfeited	(43,047)	19.71
Exercised	(57,620)	13.17
	-	-
Outstanding, December 31, 2023	287,449	17.78

During the year ended December 31, 2023, the Company recorded share-based compensation expense of $229 ( December 31, 2022: $619) and capitalized $131 ( December 31, 2022: $0) to exploration and evaluation assets relating to PSUs to employees and consultants. Furthermore, 156,861 PSUs were granted ( December 31, 2022: 87,375) under the Company’s Share Unit Plan with a five-year term. Of the grant, 117,646 PSUs ( December 31, 2022: 65,531) vest upon the achievement of specified performance targets over a three-year performance period. The remainder of the grant, 39,215 PSUs ( December 31, 2022: 21,844) are subject to a market share price performance factor measured over a three-year performance period.

(d)	Deferred share units

On June 26, 2023, the Shareholders re-approved a Deferred Share Unit Plan (the “DSU Plan”) for the benefit of the Company’s non-executive directors. The DSU Plan provides for the issuance of common shares from treasury, on conversion of Deferred Share Units (“DSUs”) granted. Directors may also elect to receive all or a portion of their annual retainer in the form of DSUs. DSUs may be settled in cash or in common shares issued from treasury, as determined by the Board at the time of the grant. The maximum number of common shares that may be issuable under the DSU Plan is set at 1.0% of the number of issued and outstanding common shares on a non-diluted basis.

The following table summarizes the Company’s DSUs activity for the year ended December 31, 2023.

	DSU activity	Weighted average fair value (C$/DSU)

Outstanding, January 1, 2022	469,373	14.15
Granted	37,037	18.49
Exercised	(86,295)	12.84
	-	-
Outstanding, December 31, 2022	420,115	14.80
Granted	78,474	14.81
Outstanding, December 31, 2023	498,589	14.80

During the year ended December 31, 2023, the Company recorded share-based compensation expense of $869 ( December 31, 2022: $507) relating to DSUs to directors. Furthermore, 70,882 DSUs were granted under the plan and 7,592 DSUs were granted to directors who elected to receive a portion of their annual retainer in DSUs rather than in cash ( December 31, 2022: 32,426 and 4,611 respectively).

(e)	Replacement warrants

In 2022, the Company issued 53,508 replacement warrants pursuant to the Gatling acquisition (Note 6), all of which expired unexercised.

(f)	Diluted earnings per share

	December 31,	December 31,
	2023	2022
Net earnings	48,656	17,594
Basic weighted average number of shares outstanding	102,486,986	98,420,906
Effect of dilutive common share equivalents:
Stock options	51,971	96,894
Restricted and performance share units	93,007	39,815
Diluted weighted average number of shares outstanding	102,631,964	98,557,615

Diluted earnings per share	$0.47	$0.18

As of December 31, 2023, there are 748,541 anti-dilutive stock options ( December 31, 2022: 627,008), 292,697 anti-dilutive restricted and performance share units ( December 31, 2022: 292,498), and 498,589 anti-dilutive deferred share units ( December 31, 2022: 420,115).